Employee Benefit Plans (Schedule of Stock Options Outstanding and Exercisable) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 0
Exercise price range upper limit (in dollars per share)	$ 93.36
Number of Options (in shares) | shares	15
Weighted Average Remaining Contractual Life	4 years 5 months 12 days
Weighted Average Exercise Price (in dollars per share)	$ 61.97
Intrinsic Value | $	$ 480
Number of Options (in shares) | shares	7
Weighted Average Remaining Contractual Life	3 years 4 months 6 days
Weighted Average Exercise Price (in dollars per share)	$ 51.99
Intrinsic Value | $	$ 300
Closing stock price (in dollars per share)	$ 94.09
$ 0.00 - $ 34.33
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	0
Exercise price range upper limit (in dollars per share)	$ 34.33
Number of Options (in shares) | shares	1
Weighted Average Remaining Contractual Life	1 year 4 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 30.05
Intrinsic Value | $	$ 81
Number of Options (in shares) | shares	1
Weighted Average Remaining Contractual Life	1 year 4 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 30.05
Intrinsic Value | $	$ 81
$ 34.34 - $ 48.75
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 34.34
Exercise price range upper limit (in dollars per share)	$ 48.75
Number of Options (in shares) | shares	2
Weighted Average Remaining Contractual Life	2 years 9 months 4 days
Weighted Average Exercise Price (in dollars per share)	$ 48.75
Intrinsic Value | $	$ 100
Number of Options (in shares) | shares	2
Weighted Average Remaining Contractual Life	2 years 9 months 4 days
Weighted Average Exercise Price (in dollars per share)	$ 48.75
Intrinsic Value | $	$ 100
$ 48.76 - $ 59.91
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 48.76
Exercise price range upper limit (in dollars per share)	$ 59.91
Number of Options (in shares) | shares	3
Weighted Average Remaining Contractual Life	3 years 9 months 22 days
Weighted Average Exercise Price (in dollars per share)	$ 58.19
Intrinsic Value | $	$ 93
Number of Options (in shares) | shares	2
Weighted Average Remaining Contractual Life	3 years 9 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 58.17
Intrinsic Value | $	$ 63
$ 59.92 - $ 62.92
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 59.92
Exercise price range upper limit (in dollars per share)	$ 62.92
Number of Options (in shares) | shares	3
Weighted Average Remaining Contractual Life	5 years 2 months 16 days
Weighted Average Exercise Price (in dollars per share)	$ 62.92
Intrinsic Value | $	$ 94
Number of Options (in shares) | shares	1
Weighted Average Remaining Contractual Life	5 years 2 months 19 days
Weighted Average Exercise Price (in dollars per share)	$ 62.92
Intrinsic Value | $	$ 30
$ 62.93 - $ 66.62
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 62.93
Exercise price range upper limit (in dollars per share)	$ 66.62
Number of Options (in shares) | shares	2
Weighted Average Remaining Contractual Life	4 years 8 months 16 days
Weighted Average Exercise Price (in dollars per share)	$ 65.78
Intrinsic Value | $	$ 59
Number of Options (in shares) | shares	1
Weighted Average Remaining Contractual Life	4 years 7 months 6 days
Weighted Average Exercise Price (in dollars per share)	$ 65.52
Intrinsic Value | $	$ 25
$ 66.63 - $ 93.36
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 66.63
Exercise price range upper limit (in dollars per share)	$ 93.36
Number of Options (in shares) | shares	4
Weighted Average Remaining Contractual Life	6 years 1 month 21 days
Weighted Average Exercise Price (in dollars per share)	$ 80.03
Intrinsic Value | $	$ 53
Number of Options (in shares) | shares	0
Weighted Average Remaining Contractual Life	3 years 10 months 13 days
Weighted Average Exercise Price (in dollars per share)	$ 79.41
Intrinsic Value | $	$ 1